CHANGES IN SIGNIFICANT ACCOUNTING POLICIES CHANGES IN SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of financial liabilities at date of initial application of IFRS 9
A comparison of financial instrument subsequent measurement categories, pre and post adoption of IFRS 9, is as follows:

Financial Assets and Liabilities	IAS 39	IFRS 9
Accounts receivable	Amortized cost	Amortized cost
Commodity risk management contracts	FVTPL	FVTPL
Foreign exchange risk management contracts	FVTPL	FVTPL
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Deferred share units	FVTPL	FVTPL
Restricted awards	FVTPL	FVTPL
Performance awards	FVTPL	FVTPL
Credit Facilities	Amortized cost	Amortized cost
Second Lien Notes	N/A	Amortized cost
Senior Notes	Amortized cost	Amortized cost
Convertible Debentures	Amortized cost	Amortized cost
Finance lease obligation	Amortized cost	Amortized cost

Disclosure of financial assets at date of initial application of IFRS 9
A comparison of financial instrument subsequent measurement categories, pre and post adoption of IFRS 9, is as follows:

Financial Assets and Liabilities	IAS 39	IFRS 9
Accounts receivable	Amortized cost	Amortized cost
Commodity risk management contracts	FVTPL	FVTPL
Foreign exchange risk management contracts	FVTPL	FVTPL
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Deferred share units	FVTPL	FVTPL
Restricted awards	FVTPL	FVTPL
Performance awards	FVTPL	FVTPL
Credit Facilities	Amortized cost	Amortized cost
Second Lien Notes	N/A	Amortized cost
Senior Notes	Amortized cost	Amortized cost
Convertible Debentures	Amortized cost	Amortized cost
Finance lease obligation	Amortized cost	Amortized cost